Licensing And Collaboration Arrangements - Summary of Financial Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 03, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestones	$ 20,000
Research and Development Expense [Member] | Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront Fees				$ 20,000
Milestones		$ 8,000
Research and Development Expense [Member] | Licensing Agreement with Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront Fees			$ 12,000
Research and Development Expense [Member] | Licensing Agreement with MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront Fees			$ 3,500
Research and Development Expense [Member] | Licensing Agreement with MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront Fees		$ 15,000